Schedule of revenues (Details)	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Dec. 31, 2024 SGD ($)	Dec. 31, 2023 SGD ($)
Disaggregation of Revenue [Line Items]
Revenues	$ 4,594,433	$ 5,907,981	$ 3,773,324	$ 4,686,925
Robot Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,443,012	4,427,369	1,535,783	3,633,740
Robot Revenue [Member] | Sale Of Robotics [Member]
Disaggregation of Revenue [Line Items]
Revenues	3,402,418	4,375,169	1,535,783	3,633,740
Robot Revenue [Member] | Sale Commission [Member]
Disaggregation of Revenue [Line Items]
Revenues	40,594	52,200
Software Revenue [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 1,151,421	$ 1,480,612	$ 2,237,541	$ 1,053,185